DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024 EUR (€)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2025 EUR (€)	Aug. 31, 2022 EUR (€)
Debt
Long-term debt | ¥			¥ 777		¥ 4,546
Euro
Debt
Percentage points added to the reference rate		1.55%
RMB | Minimum
Debt
Percentage points added to the reference rate		0.15%
RMB | Maximum
Debt
Percentage points added to the reference rate		0.20%
Bank borrowings entered in August 2022
Debt
Interest rate (as a percent)			3.15%		3.15%				3.15%
Repayment of line of credit facility							€ 70	€ 220
Long-term facility entered in August 2022
Debt
Maximum borrowing amount										€ 220
Term of debt instrument		3 years
Credit facility drawn down amount								220
Term facility entered in August 2022 | RMB
Debt
Maximum borrowing amount | ¥		¥ 110
Credit facility drawn down amount								110
Repayment of line of credit facility				€ 3		€ 5	€ 6
Revolving credit facility entered in August 2022
Debt
Maximum borrowing amount										€ 70
Term of debt instrument		35 months
Credit facility drawn down amount								€ 70
Syndicated loan contract entered in march 2024
Debt
Maximum borrowing amount	€ 400
Term of debt instrument	5 years
Percentage points added to the reference rate			0.55%	0.55%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Interest rate (as a percent)			2.55%		2.90%				2.55%
Credit facility drawn down amount | ¥					¥ 340
Repayment of line of credit facility | ¥			¥ 15		15
Utilizing revolving facility | ¥			310		¥ 325
Syndicated loan contract entered in march 2024 | Buildings
Debt
Amount pledged as collateral for the loan									€ 497
Syndicated loan contract entered in march 2024 | Land use rights
Debt
Amount pledged as collateral for the loan									€ 68
Revolving and term loans | Uncommitted short-term loan facility
Debt
Maximum borrowing amount | ¥			¥ 4,074
Term of debt instrument			1 year	1 year
Credit facility drawn down amount | ¥			¥ 2,195
Revolving and term loans | Minimum | Uncommitted short-term loan facility
Debt
Interest rate (as a percent)			2.00%						2.00%
Revolving and term loans | Maximum | Uncommitted short-term loan facility
Debt
Interest rate (as a percent)			2.65%						2.65%
Revolving and term loans | Deposits | Uncommitted short-term loan facility
Debt
Amount pledged as collateral for the loan | ¥			¥ 2,209